Annual Fund Operating Expenses	Jun. 30, 2025
Victory Investment Grade Convertible Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Victory Investment Grade Convertible Fund  <br/>to the Prospectus and Summary Prospectus dated November 1, 2025 (“Prospectus”)The following replaces footnote 2 to the Fund Fees and Expenses Table to reflect the correct expense waiver for Class A shares. 2Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.39% of the Fund's Class A shares through at least October 31, 2026. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.